Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guarantees - general
Maximum potential payments	$ 422	$ 427
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,324	1,393
Warranties assumed through acquisitions	4	10
Claims paid in cash or in kind	(219)	(177)
Net increase to provision for changes in estimates, warranties issued and warranties expired	149	124
Exchange rate differences	33	(26)
Product warranties at end of period	1,291	1,324
Performance guarantees
Guarantees - general
Maximum potential payments	149	148
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	78	87
Performance guarantees | Projects executed as a member of consortium | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortium | Maximum
Guarantees - general
Maximum potential payments	57	45
Original maturity of performance guarantees	6 years
Financial guarantees
Guarantees - general
Maximum potential payments	83	85
Guarantee obligations, companies with current or former equity interest held by ABB	19	19
Indemnification guarantees
Guarantees - general
Maximum potential payments	190	194
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Jorf Lasfar Energy Company S.C.A. guarantees
Guarantees - general
Maximum potential payments	$ 140	$ 141